Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Number of operating segments | segment			2		2
Contract with Customer, Refund Liability, Current	$ 5.3		$ 5.3		$ 4.2	$ 2.3
Amount Of Returns As Reduction Of Gross Revenue	0.4	$ 0.5	$ 1.2	$ 1.3	$ 3.4	9.4
Revenue, Practical Expedient, Financing Component [true false]			true		true
Deferred revenue	0.1		$ 0.1		$ 0.1
Prescription Medications
Summary of Significant Accounting Policies
Contract With Customer, Sales Deduction	$ 5.5		$ 5.5		$ 4.7	$ 3.0
Medical Devices
Summary of Significant Accounting Policies
Contract With Customer, Right to Return and Receive Credit for Product			90 days		90 days
Minimum | Prescription Medications
Summary of Significant Accounting Policies
Due Period for Invoice Payments			30 days		30 days
Contract With Customer, Right to Return and Receive Credit for Product			6 months		6 months
Minimum | Medical Devices | Domestic customers
Summary of Significant Accounting Policies
Due Period for Invoice Payments			30 days		30 days
Maximum | Prescription Medications
Summary of Significant Accounting Policies
Due Period for Invoice Payments			75 days		75 days
Contract With Customer, Right to Return and Receive Credit for Product			1 year		1 year
Maximum | Medical Devices | International Customers
Summary of Significant Accounting Policies
Due Period for Invoice Payments			90 days		90 days